Other liabilities and provisions - Activity (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of other provisions [line items]
Beginning balance	€ 1,448
Usage	(1,448)
Addition	1,942
Ending balance	1,942
Employee bonus
Disclosure of other provisions [line items]
Beginning balance	334
Usage	(334)
Addition	512
Ending balance	512
Liabilities from payroll
Disclosure of other provisions [line items]
Beginning balance	237
Usage	(237)
Addition	255
Ending balance	255
Accruals for commissions.
Disclosure of other provisions [line items]
Beginning balance	236
Usage	(236)
Addition	298
Ending balance	298
Accrual for warranty
Disclosure of other provisions [line items]
Beginning balance	228
Usage	(228)
Addition	292
Ending balance	292
Accruals for compensation of supervisory board
Disclosure of other provisions [line items]
Beginning balance	180
Usage	(180)
Addition	180
Ending balance	180
Accruals for vacation and overtime
Disclosure of other provisions [line items]
Beginning balance	124
Usage	(124)
Addition	230
Ending balance	230
Accruals for licenses
Disclosure of other provisions [line items]
Beginning balance	68
Usage	(68)
Addition	92
Ending balance	92
Accruals for education and training
Disclosure of other provisions [line items]
Beginning balance	41
Usage	(41)
Accruals for management compensation
Disclosure of other provisions [line items]
Addition	83
Ending balance	€ 83